SHARE CAPITAL (Additional Stock Option Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			4 years
Expiration term			10 years
Options granted	500,530	36,765	152,949
Exercise price of options granted	$ 5.80	$ 1.86	$ 0.72
Fair value of options granted	$ 3,974	$ 189	$ 137
Options exercised	65,411	100,441	6,000
Options cancelled	81,000
Weighted-average fair value of options granted	$ 7.94	$ 5.15	$ 1.09
Risk-free interest rate	1.28%	0.34%
Dividend yield	0.00%	0.00%
Expected volatility	362.86%	314.47%
Expected term	3 years 1 month 10 days	1 year 10 months 24 days
Intrinsic value of options exercised	$ 138	$ 943	$ 23
Average stock price	$ 9.39	$ 9.17	$ 2.63
Unrecognized compensation cost	$ 3,069
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	5 years
Expiration term	10 years
Year 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised		31,765
Year 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised	41,882